Expense Example, No Redemption - DWS RREEF Real Assets Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 692
3 Years	962
5 Years	1,252
10 Years	2,075
Class T
Expense Example, No Redemption:
1 Year	371
3 Years	646
5 Years	942
10 Years	1,782
Class C
Expense Example, No Redemption:
1 Year	200
3 Years	641
5 Years	1,109
10 Years	2,210
Class R
Expense Example, No Redemption:
1 Year	150
3 Years	515
5 Years	906
10 Years	1,999
Class R6
Expense Example, No Redemption:
1 Year	92
3 Years	298
5 Years	521
10 Years	1,162
INST Class
Expense Example, No Redemption:
1 Year	92
3 Years	315
5 Years	556
10 Years	1,248
Class S
Expense Example, No Redemption:
1 Year	109
3 Years	360
5 Years	630
10 Years	$ 1,401